DEBT (Tables)	12 Months Ended
Mar. 31, 2020
DEBT [Abstract]
Schedule of Debt
Debt consisted of the following (in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
8.75% Senior Secured Notes (1)	$—	$347,400
4½% Convertible Senior Notes (1)	—	112,944
6¼% Senior Notes (1)	—	401,535
Term Loan	61,500	—
Lombard Debt (2)	136,180	183,450
Macquarie Debt (2)	148,165	171,028
PK Air Debt (2)	207,326	212,041
Airnorth Debt (2)	7,618	11,058
Humberside Debt	335	—
Other Debt	—	9,168
Unamortized debt issuance costs (3)	—	(21,771)
Total debt	561,124	1,426,853
Less short-term borrowings and current maturities of long-term debt	(45,739)	(1,418,630)
Total long-term debt	$515,385	$8,223

(1)	These notes were settled in accordance with the Plan. See Note 2 for further details.

(2)
In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted debt to its aggregate respective fair value at the Effective Date by a reduction of $57.7 million. The adjustments as of December 31, 2019 were as follows: $30.0 million for the Lombard Debt, $11.7 million for the Macquarie Debt, $13.3 million for the PK Air Debt and $0.7 million for the Airnorth Debt.

(3)	All unamortized debt issuance costs were written off as of October 31, 2019 (Predecessor).

Schedule of Convertible Debt
The balance of the debt and equity components of the Company’s 4½% Convertible Senior Notes prior to the settlement of the 4½% Convertible Senior Notes in accordance with the Plan were as follows (in thousands):

March 31, 2019

Equity component - net carrying value (1)	$36,778
Debt component:
Face amount due at maturity	$143,750
Unamortized discount	(30,806)
Debt component - net carrying value	$112,944

(1) Net of equity issuance costs of $1.0 million.

Prior to May 11, 2019, the remaining debt discount was amortized to interest expense over the term of the 4½% Convertible Senior Notes using the effective interest rate. The effective interest rate for April 1, 2019 to May 11, 2019 (Predecessor) was 11.0%. Interest expense related to the 4½% Convertible Senior Notes was as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
			Fiscal Year Ended March 31,
			2019	2018
Contractual coupon interest	$—	$715	$6,475	$1,851
Amortization of debt discount	—	648	5,547	1,454
Total interest expense	$—	$1,363	$12,022	$3,305

Schedule of Maturities of Long-term Debt
Successor
Fiscal year ending March 31
2021	$45,739
2022	47,206
2023	240,693
2024	153,294
2025	124,852
$611,784